UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:June 30, 2012

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kelly A. Wellborn
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Kelly A. Wellborn Wilmington, Delaware August 15, 2012
Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 45
Form 13 F Information Table Value Total: 236,061

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      734     8190 SH       SOLE                     8190
AT&T Corp New                  COM              00206r102    12016   336970 SH       SOLE                   336970
Abbott Laboratories            COM              002824100    10455   162175 SH       SOLE                   162175
Agilent Technologies Inc       COM              00846U101     6050   154180 SH       SOLE                   154180
Agnico-Eagle Mines LTD         COM              008474108     4465   110365 SH       SOLE                   110365
Alliant Energy Corp            COM              018802108     3200    70220 SH       SOLE                    70220
Barrick Gold Corp              COM              067901108     4034   107365 SH       SOLE                   107365
Berkshire Hathaway Inc - Class COM              084670702      471     5650 SH       SOLE                     5650
Berkshire Hathaway Inc-CL A    COM              084670108      250        2 SH       SOLE                        2
Bristol-Myers Squibb Co        COM              110122108     9989   277855 SH       SOLE                   277855
CONSOL Energy Inc              COM              20854P109     5162   170710 SH       SOLE                   170710
CVS/Caremark Corp              COM              126650100     9265   198275 SH       SOLE                   198275
Central Fund Canada CL A       COM              153501101     8859   447640 SH       SOLE                   447640
Central Gold Trust             COM              153546106    10332   171060 SH       SOLE                   171060
Chubb Corporation              COM              171232101      300     4124 SH       SOLE                     4124
Cisco Systems Inc              COM              17275R102     5717   332988 SH       SOLE                   332988
Coca-Cola Co                   COM              191216100      681     8705 SH       SOLE                     8705
ConocoPhillips                 COM              20825C104      799    14292 SH       SOLE                    14292
DuPont E I de Nemours & Co     COM              263534109     2415    47765 SH       SOLE                    47765
Emerson Electric Co            COM              291011104      312     6698 SH       SOLE                     6698
Exelon Corporation             COM              30161N101     6986   185710 SH       SOLE                   185710
Exxon Mobil Corporation        COM              30231G102     1172    13701 SH       SOLE                    13701
General Electric Co            COM              369604103     8849   424623 SH       SOLE                   424623
Helmerich & Payne              COM              423452101     6709   154290 SH       SOLE                   154290
Hewlett Packard Co             COM              428236103    13942   693296 SH       SOLE                   693296
Intel Corp                     COM              458140100     7772   291625 SH       SOLE                   291625
International Business Machine COM              459200101    10427    53312 SH       SOLE                    53312
Johnson & Johnson              COM              478160104      882    13050 SH       SOLE                    13050
Lear Corp                      COM              521865204     5656   149910 SH       SOLE                   149910
Merck & Co. Inc                COM              58933Y105     9008   215751 SH       SOLE                   215751
National Penn Bancshares Inc   COM              637138108      190    19933 SH       SOLE                    19933
Penn West Petroleum LTD        COM              707887105     5195   387950 SH       SOLE                   387950
Pfizer Inc                     COM              717081103    10727   466378 SH       SOLE                   466378
Phillips 66                    COM              718546104      227     6820 SH       SOLE                     6820
Pitney-Bowes                   COM              724479100     3119   208355 SH       SOLE                   208355
Procter & Gamble Co            COM              742718109      960    15671 SH       SOLE                    15671
Southern Co                    COM              842587107     5321   114915 SH       SOLE                   114915
TECO Energy Inc                COM              872375100     6794   376170 SH       SOLE                   376170
Union Pacific Corp             COM              907818108      451     3780 SH       SOLE                     3780
Verizon Communications         COM              92343V104    10388   233753 SH       SOLE                   233753
Wal-Mart Stores Inc            COM              931142103      432     6200 SH       SOLE                     6200
Windstream Corporation         COM              97381W104     7526   779075 SH       SOLE                   779075
Xcel Energy Inc                COM              98389B100     9129   321335 SH       SOLE                   321335
IShares Inc MSCI Japan Index F                  464286848     8349 887255.0000SH     SOLE              887255.0000
Vanguard Utilities ETF                          92204a876      344 4383.0000SH       SOLE                4383.0000